Description of Organization and Business Operations (Details) - USD ($)			12 Months Ended
	Feb. 14, 2020	Nov. 20, 2018	Dec. 31, 2019	Dec. 31, 2018
Description of Organization and Business Operations (Textual)
Number of shares issued in transaction				20,000,000
Underwriters [Member]
Description of Organization and Business Operations (Textual)
Proceeds from public offering			$ 7,000,000
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations (Textual)
Number of shares issued in transaction		250,000
Share price (in dollars per share)		$ 10.00
Proceeds from private placement		$ 2,500,000
Private Placement One [Member] | Sponsor [Member]
Description of Organization and Business Operations (Textual)
Number of shares issued in transaction		3,500,000
Share price (in dollars per share)		$ 1.00
Proceeds from private placement		$ 3,500,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Textual)
Number of shares issued in transaction		20,000,000
Share price (in dollars per share)		$ 10.00
Proceeds from public offering		$ 200,000,000
Gross proceeds from public offering		$ 6,000,000
Cash held outside of Trust Account			$ 95,683
Initial Public Offering [Member] | Trust Account [Member]
Description of Organization and Business Operations (Textual)
Share price (in dollars per share)		$ 10.00
Proceeds from public offering		$ 200,000,000
Transaction costs amounted		11,698,856
Underwriting fees		4,000,000
Offering costs		7,000,000
Other costs in public offering		$ 698,856
Public shares held in the trust account		$ 10.00
Subsequent Event [Member]
Description of Organization and Business Operations (Textual)
Business combination, description	As of the Closing Date and following the completion of the Atlas Business Combination, the Seller and the limited partners (the "Continuing Members") owned an aggregate of 23,974,368 Holdings Units redeemable on a one-for-one basis for shares of Class A common stock. Upon the redemption by any Continuing Member of Holdings Units for shares of Class A common stock, a corresponding number of shares of Class B common stock held by such Continuing Member will be cancelled.
Subsequent Event [Member] | Sponsor [Member]
Description of Organization and Business Operations (Textual)
Cancellation of shares	1,750,000
Subsequent Event [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations (Textual)
Number of shares issued in transaction	3,750,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Textual)
Share price (in dollars per share)			$ 12.00
Class A Common Stock [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Textual)
Number of shares issued in transaction	1,975,000